FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 BDT (৳)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	$ 89,642	$ 0.0	£ 2.6	€ 5.9	$ 2.7	$ 2.7	¥ 2.7	৳ 6.9	$ 150,417	$ 179,246
Trade accounts receivable (note 7)	412,498	$ 18.7	£ 1.0	€ 21.3	$ 3.5	$ 6.2	¥ 0.6	৳ 0.0	248,785
Financial liabilities, carrying value	1,491,400
Financing arrangements	12,500								26,900
Financial liabilities, fair value	98,600								197,100
Financial liabilities, timing differences	49,000								35,700
Financial liabilities at amortised cost | Accounts payable and accrued liabilities(1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	403,534								462,496
Financial liabilities, fair value	403,534								462,496
Financial liabilities at amortised cost | Long term borrowings with variable rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	885,000								730,000
Financial liabilities, fair value	885,000								730,000
Financial liabilities at amortised cost | Long term borrowings with fixed rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	100,000								200,000
Financial liabilities, fair value	100,000								200,000
Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	4,760								8,712
Financial liabilities, fair value	4,760								8,712
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	89,642								150,417
Financial assets, fair value	89,642								150,417
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade accounts receivable (note 7)	412,498								248,785
Financial assets, fair value	412,498								248,785
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	45,136								48,274
Financial assets, fair value	45,136								48,274
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12,863								118
Financial assets, fair value	12,863								118
Derivative financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	15,797								23,765
Financial assets, fair value	$ 15,797								$ 23,765